Other assets (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Other assets
Energy well equipment, net	$ 9.9	$ 10.2
Right-of-use assets, net	2.7
Furniture and fixtures, net	0.4	0.5
Other assets	$ 13.0	$ 10.7